Loans and Leases (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable [Line Items]
Loans and Leases	$ 570,437	$ 552,917	$ 403,875
Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	448,222	427,474	368,961
Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	122,215	125,443	34,914
Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	570,437	552,917
Construction and Land [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		64,158	50,884
Construction and Land [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	51,983	56,490	44,767
Construction and Land [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	6,921	7,668	6,117
Construction and Land [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	58,904	64,158
Residential - First Lien [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		88,293	39,249
Residential - First Lien [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	66,473	58,904	38,747
Residential - First Lien [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	28,866	29,389	502
Residential - First Lien [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	95,339	88,293
Residential Junior Lien [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		19,301	8,266
Residential Junior Lien [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	12,255	11,006	8,220
Residential Junior Lien [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	8,243	8,295	46
Residential Junior Lien [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	20,498	19,301
Residential Real Estate [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		107,594	47,515
Residential Real Estate [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	78,728	69,910	46,967
Residential Real Estate [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	37,109	37,684	548
Residential Real Estate [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	115,837	107,594
Commercial - Owner Occupied [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		112,826	90,333
Commercial - Owner Occupied [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	81,636	85,824	79,623
Commercial - Owner Occupied [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	25,946	27,002	10,710
Commercial - Owner Occupied [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	107,582	112,826
Commercial-Non-Owner Occupied [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		123,958	113,559
Commercial-Non-Owner Occupied [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	115,798	100,589	99,933
Commercial-Non-Owner Occupied [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	23,032	23,369	13,626
Commercial-Non-Owner Occupied [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	138,830	123,958
Commercial loans and leases
Loans and Leases Receivable [Line Items]
Loans and Leases		236,784	203,892
Commercial loans and leases | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	197,434	186,413	179,556
Commercial loans and leases | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	48,978	50,371	24,336
Commercial loans and leases | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	246,412	236,784
Real Estate [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		408,536	302,291
Real Estate [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	328,145	312,813	271,290
Real Estate [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	93,008	95,723	31,001
Real Estate [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	421,153	408,536
Commercial Loan [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		139,669	100,410
Commercial Loan [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	118,938	113,176	96,518
Commercial Loan [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	26,011	26,493	3,892
Commercial Loan [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	144,949	139,669
Consumer Loan [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases		4,712	1,174
Consumer Loan [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	1,139	1,485	1,153
Consumer Loan [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	3,196	3,227	21
Consumer Loan [Member] | Total [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	$ 4,335	$ 4,712